STOCKHOLDERS' EQUITY (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Corporate Note Securities [Member]
Fair Value of Warrants	$ 1,446
Number of Warrants	975,051
Stock Price	$ 1.70
Exercise Price	$ 1.00
Expected Volatility	245.00%
Risk Free Rate	0.75%
Contractual Life	2 years
Corporate Note Securities [Member]
Fair Value of Warrants	$ 277
Number of Warrants	170,187
Stock Price	$ 1.70
Exercise Price	$ 1.10
Expected Volatility	245.00%
Risk Free Rate	0.75%
Contractual Life	3 years
Bridge Loan [Member]
Fair Value of Warrants		$ 1,222
Number of Warrants		1,180,000
Stock Price		$ 2.48
Exercise Price		$ 2.89
Expected Volatility		170.00%
Risk Free Rate		0.20%
Contractual Life		3 years
Convertible Debt [Member]
Fair Value of Warrants	$ 1,625
Number of Warrants	1,648,270
Stock Price	$ 1.12
Exercise Price	$ 2.50
Expected Volatility	203.00%
Risk Free Rate	0.76%
Contractual Life	3 years
Heartland Credit Agreements [Member]
Fair Value of Warrants		$ 56
Number of Warrants		22,500
Stock Price		$ 25.00
Exercise Price		$ 25.00
Expected Volatility		99.00%
Risk Free Rate		1.29%
Contractual Life		5 years
Consultants [Member]
Fair Value of Warrants		$ 425
Number of Warrants		60,000
Stock Price		$ 23.30
Exercise Price		$ 42.50
Expected Volatility		99.00%
Risk Free Rate		1.29%
Contractual Life		5 years
SOS Ventures, LLC [Member]
Fair Value of Warrants	$ 170
Number of Warrants	200,000
Stock Price	$ 1.20
Exercise Price	$ 25.00
Expected Volatility	199.00%
Risk Free Rate	0.76%
Contractual Life	3 years
Bristol [Member]
Fair Value of Warrants	$ 1,024
Number of Warrants	541,026
Stock Price	$ 3.10
Exercise Price	$ 3.12
Expected Volatility	101.00%
Risk Free Rate	1.38%
Contractual Life	3 years
Series B Preferred Stock Offering Fees [Member]
Fair Value of Warrants	$ 1,590
Number of Warrants	1,272,724
Stock Price	$ 1.30
Exercise Price	$ 1.30
Expected Volatility	238.00%
Risk Free Rate	0.92%
Contractual Life	3 years
Series B Preferred Stock [Member]
Fair Value of Warrants	$ 9,486
Number of Warrants	9,090,926
Stock Price	$ 1.30
Exercise Price	$ 2.50
Expected Volatility	238.00%
Risk Free Rate	0.78%
Contractual Life	2 years